General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses
Schedule of general and administrative expenses

In € thousand	2020	2019
Personnel expenses	21,339	8,844
Professional services	8,483	2,615
Software cost	1,897	1,250
Depreciation/amortization	1,289	896
Other administrative expenses	2,398	1,832
Total administrative expenses	35,406	15,437